Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ (46,875)	$ (39,701)	$ (36,868)
Total operating expenses	(164,685)	(131,378)	(124,502)
Operating loss	(1,612)	10,065	(4,323)
Interest income	4,619	1,898	723
Interest expense	(1,514)	(93)	(95)
Other income, net	16,904	13,545	4,678
Income before income tax	18,397	25,415	983
Income tax expenses	(4,131)	(4,068)	125
Net income	14,266	21,347	1,108
Net income attributable to Xunlei Limited's common shareholders	14,225	21,463	1,191
Xunlei Limited
Operating expenses
General and administrative expenses	(7,931)	(6,436)	(3,302)
Total operating expenses	(7,931)	(6,436)	(3,302)
Operating loss	(7,931)	(6,436)	(3,302)
Interest income	1,512	360	107
Interest expense	(93)	(93)	(95)
Other income, net	3,928	368	585
Income from subsidiaries and consolidated VIEs	16,948	27,300	3,935
Income before income tax	14,364	21,499	1,230
Income tax expenses	(139)	(36)	(39)
Net income	14,225	21,463	1,191
Net income attributable to Xunlei Limited's common shareholders	$ 14,225	$ 21,463	$ 1,191